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Invesco Solar ETF
Summary Information
Investment Objective
The Invesco Solar ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the MAC Global Solar Energy Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Solar ETF Invesco Solar ETF
Management Fees	0.50%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.67%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Solar ETF | Invesco Solar ETF | USD ($)	68	214	373	835

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
The Fund will generally invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, MAC Indexing, LLC (the “Index Provider”), has contracted with S&P DJI Netherlands B.V. (a subsidiary of S&P Dow Jones Indices LLC or “S&P DJI”) to calculate and administer the Underlying Index, which seeks to track the performance of companies in global solar energy businesses. The universe of companies that are eligible for inclusion in the Underlying Index is determined by S&P DJI based on factors such as a company’s business description and its most recent reported revenue. The Underlying Index includes companies listed on exchanges in specified countries that derive at least one-third of their total revenues from business segments of the solar industry. S&P DJI identifies companies that place a degree of importance on solar business activities. Examples of solar business activities include, but are not limited to: (1) solar power equipment producers, including ancillary or enabling products such as tracking systems, inverters, batteries, or other solar energy storage systems; (2) suppliers of raw materials, components, or services to solar producers or developers; (3) companies that produce solar equipment fabrication systems; (4) companies involved in solar power system installation, development, integration, maintenance, or finance; (5)
companies that produce hydrogen using solar energy; (6) companies that provide solar-powered charging systems for electric vehicles or other electrical devices; (7) companies selling systems that use solar thermal energy to produce heat or electricity; and (8) companies that sell electricity derived from solar power.
In order to be eligible for inclusion in the Underlying Index, stocks must be listed on a primary exchange in one of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom, or the United States. Stocks must also meet certain exclusionary environmental, social, and governance (“ESG”) screens relating to a company's governance or its business activities or involvement, as determined by the Underlying Index methodology.
As of October 31, 2023, the Underlying Index was comprised of approximately 41 constituents, with market capitalizations that ranged from approximately $125 million to approximately $15.2 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2023, the Fund had significant exposure to the information technology sector and the solar industry. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
The Fund is the successor to the investment performance of the Guggenheim Solar ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on May 18, 2018. Accordingly, the performance information shown below for periods ended on or prior to May 18, 2018 is that of the Predecessor Fund.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	-28.95%
Best Quarter	September 30, 2020	78.63%
Worst Quarter	September 30, 2015	-32.68%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Solar ETF	1 Year	5 Years	10 Years	Inception Date
Invesco Solar ETF	(5.18%)	24.16%	18.25%	Apr. 15, 2008
After Taxes on Distributions | Invesco Solar ETF	(5.18%)	24.05%	17.62%
After Taxes on Distributions and Sale of Fund Shares | Invesco Solar ETF	(3.07%)	19.90%	15.23%
MAC Global Solar Energy Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes)	(4.75%)	23.41%	16.23%
MSCI World Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	(29.21%)	7.43%	10.08%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.